UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments

Common Stocks — 99.3%
Security	Shares	Value

Australia — 9.3%

Ampol, Ltd.	7,108	$164,417

ASX, Ltd.(1)	1,525	95,904

Atlas Arteria, Ltd.(1)	14,585	68,544

Atlassian Corp. PLC, Class A(2)	1,600	733,008

Aurizon Holdings, Ltd.	14,009	35,715

AusNet Services(1)	136,596	254,021

Beach Energy, Ltd.(1)	59,556	62,564

BHP Group, Ltd.(1)	8,972	246,434

Brambles, Ltd.	17,422	132,175

carsales.com, Ltd.	3,542	66,285

Charter Hall Long Wale REIT	6,388	23,435

Charter Hall Retail REIT	6,757	20,963

Cleanaway Waste Management, Ltd.	15,558	31,641

Coles Group, Ltd.	6,080	78,791

Commonwealth Bank of Australia	4,049	320,933

Computershare, Ltd.	10,972	156,125

Cromwell Property Group	20,061	12,277

CSL, Ltd.	2,517	572,719

Dexus	13,975	114,634

Domain Holdings Australia, Ltd.	29,017	126,042

Domino’s Pizza Enterprises, Ltd.(1)	933	95,705

Endeavour Group, Ltd.(2)	14,196	72,946

Goodman Group	10,280	170,205

GPT Group (The)	22,015	85,948

GWA Group, Ltd.	11,241	23,075

Hansen Technologies, Ltd.	14,633	69,877

Harvey Norman Holdings, Ltd.(1)	17,000	63,777

IDP Education, Ltd.(1)	3,186	90,142

Integrated Research, Ltd.(1)(2)	9,777	11,204

IRESS, Ltd.	3,720	33,913

JB Hi-Fi, Ltd.	3,464	132,253

Lendlease Corp., Ltd.(1)	4,427	35,072

Medibank Pvt, Ltd.	16,474	41,401

Mirvac Group	41,842	89,298

National Australia Bank, Ltd.	5,991	130,256

Newcrest Mining, Ltd.	2,354	44,104

NEXTDC, Ltd.(2)	5,120	45,705

Northern Star Resources, Ltd.	3,606	24,964

Orica, Ltd.	4,147	47,605

Origin Energy, Ltd.(1)	36,532	139,917

Qube Holdings, Ltd.(1)	14,130	34,125

REA Group, Ltd.(1)	1,183	143,579

Rio Tinto, Ltd.	2,262	154,976

Shopping Centres Australasia Property Group	20,523	43,116

Security	Shares	Value

Australia (continued)

Spark Infrastructure Group	101,573	$215,345

Suncorp Group, Ltd.	10,185	90,125

Tabcorp Holdings, Ltd.(1)	26,454	99,609

Technology One, Ltd.	10,774	100,050

Telstra Corp., Ltd.	28,006	80,951

TPG Telecom, Ltd.(1)	20,255	103,401

Transurban Group	18,774	191,291

Washington H. Soul Pattinson & Co., Ltd.(1)	4,310	106,141

Waypoint REIT	10,481	21,609

Wesfarmers, Ltd.	7,953	344,092

Westpac Banking Corp.	3,483	67,762

Whitehaven Coal, Ltd.(2)	32,210	63,743

Woodside Petroleum, Ltd.(1)	9,507	166,197

Woolworths Group, Ltd.	14,196	408,913

		$7,199,019

Austria — 1.1%

ams AG(1)(2)	3,049	$60,365

ANDRITZ AG	1,052	59,752

BAWAG Group AG(2)(3)	822	51,700

CA Immobilien Anlagen AG	2,034	87,277

Erste Group Bank AG	2,269	97,308

Lenzing AG(2)	466	56,195

Oesterreichische Post AG	768	32,424

OMV AG	2,018	122,176

PIERER Mobility AG	420	38,998

S&T AG	1,191	28,620

Telekom Austria AG	8,000	69,120

Verbund AG	1,229	128,114

voestalpine AG	1,029	39,083

		$871,132

Belgium — 2.2%

Ackermans & van Haaren NV	184	$31,642

Ageas S.A./NV	1,164	56,626

Anheuser-Busch InBev S.A./NV	2,419	147,964

Befimmo S.A.	1,120	45,812

bpost S.A.(2)	3,251	27,852

Cofinimmo S.A.	488	78,731

D’ieteren Group(2)	637	109,834

Deceuninck NV	4,520	19,275

Econocom Group S.A./NV	10,730	45,366

Elia Group S.A./NV(1)	938	109,430

Etablissements Franz Colruyt NV(1)	478	23,469

Euronav S.A.	5,526	58,805

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Belgium (continued)

EVS Broadcast Equipment S.A.	1,740	$40,818

Fagron	1,130	19,596

Groupe Bruxelles Lambert S.A.	459	53,258

Melexis NV	909	104,841

Montea NV	196	29,092

Ontex Group NV(1)(2)	2,798	26,384

Proximus SADP	3,256	61,316

Shurgard Self Storage S.A.	466	28,560

Sofina S.A.	150	66,376

Telenet Group Holding NV	3,139	112,772

Tessenderlo Group S.A.(2)	1,340	48,902

UCB S.A.	1,564	186,938

Umicore S.A.	2,338	134,053

VGP NV	165	42,674

		$1,710,386

Denmark — 2.3%

Ambu AS(1)	375	$10,675

Bakkafrost P/F	532	49,212

Carlsberg A/S, Class B	904	149,265

Chr. Hansen Holding A/S	934	74,344

Coloplast A/S, Class B	178	29,071

Drilling Co. of 1972 A/S (The)(2)	483	17,313

DSV A/S	253	58,802

Jyske Bank A/S(2)	586	28,589

Netcompany Group A/S(1)(3)	252	28,696

NKT A/S(2)	460	22,164

Novo Nordisk A/S, Class B	2,404	263,610

Novozymes A/S, Class B(1)	1,992	146,529

Orsted A/S(1)(3)	1,577	222,739

Pandora A/S(1)	1,497	209,484

Ringkjoebing Landbobank A/S(1)	652	82,830

Scandinavian Tobacco Group AS(3)	1,702	38,271

SimCorp A/S	792	95,907

Sydbank A/S	1,310	45,018

Topdanmark A/S	972	51,585

Tryg A/S	1,584	37,593

Vestas Wind Systems AS(1)	3,305	142,874

		$1,804,571

Finland — 2.1%

Elisa Oyj	2,351	$141,883

Fortum Oyj	7,644	227,333

Huhtamaki Oyj	736	32,092

Kemira Oyj(1)	2,727	41,881

Security	Shares	Value

Finland (continued)

Kesko Oyj, Class B	4,942	$160,835

Kojamo Oyj	2,484	55,653

Kone Oyj, Class B	1,249	85,180

Neste Oyj	2,706	150,648

Nokia Oyj(2)	23,544	135,131

Nordea Bank Abp	13,924	170,525

Orion Oyj, Class B(1)	2,432	105,314

TietoEVRY Oyj(1)	956	29,318

Tokmanni Group Corp.	7,427	168,985

UPM-Kymmene Oyj	2,265	79,934

Valmet Oyj	1,377	55,901

		$1,640,613

France — 8.7%

Air Liquide S.A.	4,818	$804,402

Albioma S.A.	1,781	70,063

Alstom S.A.	840	29,936

Altarea SCA	326	69,710

Amundi S.A.(3)	792	70,565

Atos SE	790	41,216

AXA S.A.	8,332	242,403

Bouygues S.A.	1,100	44,567

Carrefour S.A.	5,094	92,221

Cie Generale des Etablissements Michelin SCA	623	97,947

Credit Agricole S.A.	7,839	118,267

Danone S.A.	1,400	91,260

Dassault Systemes SE	7,700	449,660

Devoteam S.A.(2)	373	72,558

Engie S.A.	10,227	145,481

EssilorLuxottica S.A.	1,642	339,725

Eurazeo SE	634	59,427

Gaztransport & Technigaz S.A.	853	70,510

Gecina S.A.	1,055	147,635

Getlink SE(1)	2,197	33,814

Hermes International	100	158,792

ICADE	610	47,837

Klepierre S.A.(2)	4,222	100,510

L’Oreal S.A.	773	353,613

Legrand S.A.	560	61,090

LVMH Moet Hennessy Louis Vuitton SE	650	509,679

Neoen S.A.(1)(2)(3)	335	15,424

Nexity S.A.	947	43,294

Orange S.A.	5,077	55,364

Remy Cointreau S.A.	343	69,289

Rothschild & Co.	845	37,271

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

France (continued)

Rubis SCA	2,794	$89,546

Sanofi	5,890	591,616

Schneider Electric SE	718	123,796

SCOR SE	1,880	63,290

Societe BIC S.A.	422	24,530

Suez S.A.	7,363	167,628

Technip Energies NV(2)	3,214	49,465

Teleperformance	177	73,935

Thales S.A.	600	55,367

TotalEnergies SE	9,935	497,495

Ubisoft Entertainment S.A.(2)	1,529	80,064

Vinci S.A.	1,159	123,909

Vivendi SE	7,168	92,342

Wendel SE	356	47,423

Worldline S.A.(2)(3)	1,349	78,669

		$6,702,605

Germany — 8.8%

adidas AG	579	$189,507

Allianz SE	1,358	315,342

BASF SE	4,404	316,972

Bayerische Motoren Werke AG	1,291	130,437

Bechtle AG	1,070	80,265

Beiersdorf AG	2,259	240,207

Carl Zeiss Meditec AG	264	53,167

Continental AG(2)	589	69,250

Covestro AG(3)	1,939	124,171

Delivery Hero SE(2)(3)	754	94,043

Deutsche Bank AG(2)	6,495	83,430

Deutsche Boerse AG	570	94,624

Deutsche Post AG	1,746	108,090

Deutsche Telekom AG	26,429	491,504

E.ON SE	27,081	343,382

Evotec SE(2)	969	46,972

Fresenius Medical Care AG & Co. KGaA	1,012	67,226

Hamborner REIT AG	3,512	39,415

Henkel AG & Co. KGaA, PFC Shares	2,888	258,729

Knorr-Bremse AG	346	36,518

KWS Saat SE and Co. KGaA	425	36,280

LEG Immobilien SE	1,359	202,142

Merck KGaA	988	233,489

MorphoSys AG(2)	591	27,816

Muenchener Rueckversicherungs-Gesellschaft AG	660	195,417

Puma SE	927	114,994

QIAGEN NV(2)	1,735	95,603

Security	Shares	Value

Germany (continued)

Rational AG	97	$96,277

RWE AG	7,472	287,610

SAP SE	4,054	587,064

Sartorius AG, PFC Shares	199	128,900

Scout24 SE(3)	625	43,529

Siemens AG	2,649	430,679

Siemens Energy AG(2)	1,324	38,000

Siemens Healthineers AG(3)	1,428	94,970

STRATEC SE	127	20,283

Suedzucker AG	2,296	36,424

Symrise AG	1,413	195,449

TeamViewer AG(2)(3)	3,627	54,134

Telefonica Deutschland Holding AG(3)	39,958	104,107

Uniper SE	1,223	54,065

Vitesco Technologies Group AG(2)	117	6,708

Vonovia SE	6,304	382,418

Zalando SE(2)(3)	1,079	101,944

		$6,751,553

Hong Kong — 4.5%

AIA Group, Ltd.	23,600	$264,485

Alibaba Health Information Technology, Ltd.(1)(2)	122,000	152,767

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	46,000	58,617

BOC Hong Kong Holdings, Ltd.	7,000	22,182

Budweiser Brewing Co. APAC Ltd.(3)	67,300	184,591

Cafe de Coral Holdings, Ltd.	22,000	40,145

China Traditional Chinese Medicine Holdings Co., Ltd.	134,000	63,762

China Youzan, Ltd.(2)	504,000	63,922

Chow Tai Fook Jewellery Group, Ltd.(1)	63,400	129,311

CK Hutchison Holdings, Ltd.	11,500	77,101

CLP Holdings, Ltd.	15,000	146,864

Fosun International, Ltd.	54,000	63,267

Galaxy Entertainment Group, Ltd.(2)	35,000	188,325

Hang Lung Properties, Ltd.	14,000	32,492

Hang Seng Bank, Ltd.	2,400	45,607

Henderson Land Development Co., Ltd.	15,260	63,896

HK Electric Investments & HK Electric Investments, Ltd.	64,500	64,273

HKT Trust and HKT, Ltd.	152,000	206,269

Hong Kong & China Gas Co., Ltd.	111,906	173,849

Hong Kong Exchanges & Clearing, Ltd.	2,700	162,653

Hongkong Land Holdings, Ltd.	8,100	44,730

Hysan Development Co., Ltd.	5,000	17,358

Jardine Matheson Holdings, Ltd.	2,800	162,633

Kerry Properties, Ltd.	10,000	28,267

Link REIT	12,000	106,313

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)

MGM China Holdings, Ltd.(1)(2)	75,200	$55,176

MTR Corp., Ltd.	17,000	92,737

New World Development Co., Ltd.	11,000	47,712

NWS Holdings, Ltd.	51,000	50,645

Pacific Basin Shipping, Ltd.	119,000	54,919

Power Assets Holdings, Ltd.	17,500	106,948

Sands China, Ltd.(2)	7,200	16,410

Shangri-La Asia, Ltd.(2)	48,000	39,045

Sino Land Co., Ltd.(1)	32,000	42,060

SJM Holdings, Ltd.(1)(2)	94,000	69,910

Sun Hung Kai Properties, Ltd.	8,000	106,067

SUNeVision Holdings, Ltd.	42,000	38,562

Swire Properties, Ltd.	7,400	19,839

Vitasoy International Holdings, Ltd.(1)	14,000	33,746

VSTECS Holdings, Ltd.	60,000	56,622

VTech Holdings, Ltd.	10,000	77,005

		$3,471,082

Ireland — 2.2%

Bank of Ireland Group PLC(2)	45,892	$273,387

CRH PLC	6,065	290,233

DCC PLC	1,267	105,719

Flutter Entertainment PLC(2)	1,213	229,629

ICON PLC(2)	980	281,035

Irish Residential Properties REIT PLC	42,500	80,238

Kerry Group PLC, Class A	1,947	261,246

Kingspan Group PLC	1,672	192,489

		$1,713,976

Israel — 2.2%

Amot Investments, Ltd.	5,499	$42,032

Azrieli Group, Ltd.	884	82,675

Bank Hapoalim B.M.	8,234	81,096

Bank Leumi Le-Israel B.M.	4,425	42,278

Bezeq The Israeli Telecommunication Corp., Ltd.(2)	126,713	158,944

Check Point Software Technologies, Ltd.(2)	385	46,046

Elbit Systems, Ltd.	637	100,411

Electra, Ltd.	118	77,755

Energix-Renewable Energies, Ltd.	13,304	62,616

Fiverr International, Ltd.(1)(2)	353	60,133

ICL Group, Ltd	20,090	172,171

Kenon Holdings, Ltd.	2,504	100,520

Maytronics, Ltd.	4,367	103,228

Mizrahi Tefahot Bank, Ltd.	1,469	53,450

Nice, Ltd.(2)	490	138,523

Security	Shares	Value

Israel (continued)

OPC Energy, Ltd.(2)	1,911	$20,004

Paz Oil Co., Ltd.(2)	650	82,845

Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	693	52,175

Reit 1, Ltd.	7,407	46,315

Shufersal, Ltd.	7,005	58,016

Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	139,115

		$1,720,348

Italy — 4.6%

Assicurazioni Generali SpA	4,184	$91,107

Atlantia SpA(2)	6,270	121,189

Brunello Cucinelli SpA(2)	1,252	75,959

Cementir Holding NV	6,913	72,582

Davide Campari-Milano NV	18,866	267,976

De’Longhi SpA	1,200	46,944

DiaSorin SpA	977	220,864

Enel SpA	29,175	244,247

Eni SpA	20,895	299,476

Ferrari NV	1,054	250,100

Infrastrutture Wireless Italiane SpA(3)	25,801	285,052

Interpump Group SpA	778	57,309

Intesa Sanpaolo SpA(1)	43,996	125,044

Italgas SpA	7,381	46,895

Italmobiliare SpA	1,360	47,730

Mediaset NV(1)	9,790	27,501

Poste Italiane SpA(3)	5,564	79,464

Prysmian SpA	3,437	129,950

RAI Way SpA(3)	4,122	24,951

Recordati Industria Chimica e Farmaceutica SpA	2,623	164,349

Reply SpA	996	193,327

Retelit SpA	14,503	51,791

Saipem SpA(2)	25,787	56,499

Salvatore Ferragamo SpA(1)(2)	2,265	48,195

Saras SpA(2)	14,538	10,793

STMicroelectronics NV	7,572	359,376

Technogym SpA(3)	2,741	28,810

Terna SpA(1)	8,968	66,819

UnipolSai Assicurazioni SpA	10,716	31,030

		$3,525,329

Japan — 12.9%

Advance Residence Investment Corp.	13	$42,727

Aeon Co., Ltd.	3,000	69,014

Aeon Mall Co., Ltd.	1,800	26,370

Air Water, Inc.	2,000	30,600

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Ajinomoto Co., Inc.	2,100	$62,875

ANA Holdings, Inc.(2)	1,100	25,631

Asahi Intecc Co., Ltd.	1,300	34,267

Astellas Pharma, Inc.	6,200	104,524

Bandai Namco Holdings, Inc.	1,300	99,344

Bank of Kyoto, Ltd. (The)	1,000	44,973

Bridgestone Corp.	900	39,815

Canon, Inc.	3,000	68,218

Central Japan Railway Co.	200	29,668

Chiba Bank, Ltd. (The)	7,000	43,388

Chubu Electric Power Co., Inc.	8,000	82,809

Chugai Pharmaceutical Co., Ltd.	2,700	100,951

Chugoku Electric Power Co., Inc. (The)	4,500	37,327

Citizen Watch Co., Ltd.	8,200	35,761

Concordia Financial Group, Ltd.	10,800	42,926

CyberAgent, Inc.	3,200	53,618

Daicel Corp.	3,400	25,457

Daido Steel Co., Ltd.	700	26,819

Daiichi Sankyo Co., Ltd.	4,700	118,592

Daikin Industries, Ltd.	500	109,507

Daito Trust Construction Co., Ltd.	300	37,195

Daiwa House Industry Co., Ltd.	2,800	92,373

Daiwa House REIT Investment Corp.	23	66,002

Daiwa Securities Group, Inc.	7,000	39,327

Dentsu Group, Inc.	2,200	80,396

East Japan Railway Co.	600	37,372

ENEOS Holdings, Inc.	10,300	41,532

Fast Retailing Co., Ltd.	100	66,382

Frontier Real Estate Investment Corp.	8	35,393

FUJIFILM Holdings Corp.	500	38,639

Fujitsu, Ltd.	300	51,849

GLP J-REIT	28	45,672

Hankyu Hanshin Holdings, Inc.	1,000	31,006

Hirose Electric Co., Ltd.	315	52,678

Hisamitsu Pharmaceutical Co., Inc.	600	20,470

Hoya Corp.	1,100	161,929

Hulic Co., Ltd.	4,000	38,462

Idemitsu Kosan Co., Ltd.	3,700	101,056

Industrial & Infrastructure Fund Investment Corp.	21	38,505

Ito En, Ltd.	600	39,963

ITOCHU Corp.(1)	1,500	42,781

Iwatani Corp.	1,800	106,318

Japan Airlines Co., Ltd.(2)	900	19,369

Japan Exchange Group, Inc.	2,100	49,724

Japan Post Bank Co., Ltd.(1)	4,800	37,450

Japan Post Holdings Co., Ltd.	5,300	40,725

Security	Shares	Value

Japan (continued)

Japan Real Estate Investment Corp.	11	$67,422

Japan Tobacco, Inc.	1,100	21,594

JSR Corp.	1,500	54,404

Kajima Corp.	2,000	24,626

Kakaku.com, Inc.	1,900	63,051

Kamigumi Co., Ltd.	1,500	30,202

Kansai Paint Co., Ltd.	1,400	32,418

Kao Corp.	1,600	90,509

KDDI Corp.	6,400	195,712

Kenedix Office Investment Corp.	6	37,990

Keyence Corp.	400	241,446

Kintetsu Group Holdings Co., Ltd.(2)	800	25,182

Kirin Holdings Co., Ltd.	3,800	66,142

Kobayashi Pharmaceutical Co., Ltd.	500	40,033

Kobe Bussan Co., Ltd.(1)	1,400	48,225

Konami Holdings Corp.	800	44,024

Kuraray Co., Ltd.	2,500	22,623

Kyocera Corp.	500	29,274

Kyowa Kirin Co., Ltd.	1,300	42,754

Kyushu Electric Power Co., Inc.	6,600	46,493

Lion Corp.	2,100	34,974

M3, Inc.	1,500	88,395

Makita Corp.	1,000	46,412

Marubeni Corp.	7,000	59,397

Maruichi Steel Tube, Ltd.	1,200	27,266

MatsukiyoCocokara & Co.	900	39,906

MEIJI Holdings Co., Ltd.	800	50,487

Mitsubishi Chemical Holdings Corp.	10,000	82,774

Mitsubishi Corp.	2,200	69,956

Mitsubishi Electric Corp.(1)	2,600	34,917

Mitsubishi Estate Co., Ltd.	7,600	115,497

Mitsubishi Gas Chemical Co., Inc.	1,600	32,202

Mitsubishi UFJ Financial Group, Inc.(4)	32,200	176,569

Mitsui & Co., Ltd.	3,900	89,250

Mitsui Chemicals, Inc.	1,300	38,654

Mitsui Fudosan Co., Ltd.	4,200	96,028

Mizuho Financial Group, Inc.	6,730	88,822

MS&AD Insurance Group Holdings, Inc.	1,800	58,153

Murata Manufacturing Co., Ltd.	1,500	111,268

NEC Corp.	1,500	76,803

Nexon Co., Ltd.	3,000	51,063

Nichirei Corp.	1,500	36,533

Nidec Corp.	500	55,379

Nintendo Co., Ltd.	300	132,497

Nippon Accommodations Fund, Inc.	8	44,618

Nippon Building Fund, Inc.	11	71,466

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Nippon Paint Holdings Co., Ltd.	6,000	$64,199

Nippon Prologis REIT, Inc.	26	86,841

Nippon Shokubai Co., Ltd.	600	31,347

Nippon Telegraph & Telephone Corp.	6,800	190,529

Nissin Foods Holdings Co., Ltd.	700	53,508

Nitori Holdings Co., Ltd.	400	73,484

Nitto Denko Corp.	700	54,698

NOF Corp.	800	40,149

Nomura Research Institute, Ltd.	2,000	80,068

NTT Data Corp.	4,400	88,268

Obic Co., Ltd.	300	55,477

Oji Holdings Corp.	9,300	46,098

Ono Pharmaceutical Co., Ltd.	2,500	52,454

Oriental Land Co., Ltd.	500	78,970

Osaka Gas Co., Ltd.	4,100	66,084

Otsuka Holdings Co., Ltd.	2,400	94,918

Pan Pacific International Holdings Corp.	2,000	41,994

PeptiDream, Inc.(2)	800	19,338

Pigeon Corp.	2,100	48,628

Rakuten Group, Inc.(1)	3,000	32,844

Resona Holdings, Inc.	12,400	46,582

Ricoh Co., Ltd.	4,000	38,951

Rinnai Corp.	600	61,604

Santen Pharmaceutical Co., Ltd.	2,700	38,056

Sekisui House, Ltd.	2,000	41,582

Shikoku Electric Power Co., Inc.	5,200	33,867

Shimadzu Corp.	1,200	48,753

Shimano, Inc.(1)	300	83,704

Shin-Etsu Chemical Co., Ltd.	1,300	231,833

Shizuoka Bank, Ltd. (The)	5,800	46,704

Showa Denko K.K.	1,600	40,128

SMC Corp.	100	59,677

SoftBank Corp.	6,600	90,088

Sony Group Corp.	1,600	185,274

Square Enix Holdings Co., Ltd.	700	38,346

Sumitomo Corp.	1,600	22,799

Sumitomo Mitsui Financial Group, Inc.	4,400	142,778

Sumitomo Mitsui Trust Holdings, Inc.	1,500	49,341

Sumitomo Realty & Development Co., Ltd.	2,100	75,894

Suntory Beverage & Food, Ltd.	900	34,922

Sysmex Corp.	500	61,995

TEIJIN, Ltd.	1,400	18,792

Terumo Corp.	2,100	92,643

Toho Gas Co., Ltd.	1,500	44,434

Tokio Marine Holdings, Inc.	2,000	105,340

Tokyo Gas Co., Ltd.	3,800	65,941

Security	Shares	Value

Japan (continued)

Tokyu Corp.	2,000	$28,196

Toppan, Inc.	2,000	32,284

Toshiba Corp.	1,800	77,638

Tosoh Corp.	2,200	37,050

Toyo Suisan Kaisha, Ltd.	1,000	43,089

Toyobo Co., Ltd.	1,800	21,613

Toyota Industries Corp.	400	34,005

Toyota Motor Corp.	14,500	255,840

Trend Micro, Inc.	600	33,912

Tsuruha Holdings, Inc.	500	61,673

Unicharm Corp.	2,200	88,974

Welcia Holdings Co., Ltd.	1,200	44,798

West Japan Railway Co.	400	18,882

Yakult Honsha Co., Ltd.	1,100	55,581

Yamato Holdings Co., Ltd.	2,000	49,166

Yamato Kogyo Co., Ltd.	1,000	33,530

Yamazaki Baking Co., Ltd.(1)	2,000	30,382

Z Holdings Corp.	11,200	69,530

		$9,917,226

Netherlands — 4.6%

ABN AMRO Bank NV(1)(3)	4,063	$59,757

Aegon NV	12,248	62,125

ASML Holding NV	768	624,307

ASR Nederland NV	1,620	75,726

Boskalis Westminster NV	954	28,452

Corbion NV	2,072	98,384

Euronext NV(3)	576	64,803

Flow Traders(1)(3)	619	21,012

GrandVision NV(2)(3)	1,280	42,004

IMCD NV(1)	840	186,517

JDE Peet’s NV(1)	4,140	120,552

Koninklijke Ahold Delhaize NV	6,507	211,689

Koninklijke DSM NV(1)	1,609	351,531

Koninklijke KPN NV	80,454	240,391

Koninklijke Philips NV	7,493	353,484

Koninklijke Vopak NV(1)	1,452	57,787

NN Group NV	1,992	106,486

NSI NV	1,000	40,084

Prosus NV(2)	2,848	250,860

SBM Offshore NV(1)	4,496	70,984

Signify NV(3)	1,727	83,684

Universal Music Group NV(2)	7,168	208,108

Wolters Kluwer NV	2,003	209,751

		$3,568,478

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

New Zealand — 1.2%

a2 Milk Co., Ltd. (The)(1)(2)	19,927	$93,865

Auckland International Airport, Ltd.(2)	12,240	70,158

Contact Energy, Ltd.	9,580	56,214

Fisher & Paykel Healthcare Corp., Ltd.	3,040	68,107

Fletcher Building, Ltd.	27,491	141,395

Goodman Property Trust(1)	27,739	49,462

Mercury NZ, Ltd.	13,643	60,000

Precinct Properties New Zealand, Ltd.	27,851	33,340

Pushpay Holdings, Ltd.(2)	16,676	22,739

Restaurant Brands New Zealand, Ltd.(2)	1,138	12,703

SKYCITY Entertainment Group, Ltd.	23,126	53,031

Spark New Zealand, Ltd.	29,667	97,120

Xero, Ltd.(2)	655	74,685

Z Energy, Ltd.	22,601	58,330

		$891,149

Norway — 2.4%

Atea ASA(2)	6,274	$117,236

Borregaard ASA	2,485	60,344

DNB Bank ASA(1)(2)	4,962	118,079

Entra ASA(3)	6,540	163,243

Equinor ASA	6,138	155,527

Europris ASA(3)	9,810	72,643

Fjordkraft Holding ASA(3)	4,604	27,411

Gjensidige Forsikring ASA	1,701	42,352

Golar LNG, Ltd.(2)	2,500	32,575

Kongsberg Gruppen ASA	1,873	61,466

Medistim ASA	801	35,933

Mowi ASA	4,027	116,772

Nordic Nanovector ASA(1)(2)	9,318	29,419

Nordic Semiconductor ASA(2)	343	10,191

Opera, Ltd. ADR(2)	6,200	51,646

Orkla ASA	8,207	79,825

Scatec ASA(3)	3,300	65,092

SFL Corp, Ltd.	2,400	18,984

SpareBank 1 SMN	2,095	34,895

Telenor ASA	10,353	163,583

Tomra Systems ASA	2,037	131,653

Veidekke ASA	3,671	52,899

Yara International ASA	3,318	173,408

		$1,815,176

Portugal — 1.2%

Banco Comercial Portugues S.A.(2)	762,050	$137,486

Corticeira Amorim SGPS S.A.	4,721	65,736

Security	Shares	Value

Portugal (continued)

CTT - Correios de Portugal S.A.	12,855	$70,645

EDP - Energias de Portugal S.A.	19,728	111,318

EDP Renovaveis S.A.	1,584	44,112

Galp Energia SGPS S.A., Class B	13,571	140,975

Jeronimo Martins SGPS S.A.	7,537	170,748

Navigator Co. S.A. (The)	25,712	100,497

NOS SGPS S.A.	17,214	67,158

		$908,675

Singapore — 2.3%

Ascendas Real Estate Investment Trust	23,500	$53,825

CapitaLand Integrated Commercial Trust	32,338	51,497

CapitaLand Investment, Ltd./Singapore(2)	11,500	29,336

ComfortDelGro Corp., Ltd.	36,500	42,303

Flex, Ltd.(2)	9,257	156,443

Genting Singapore, Ltd.	72,700	42,035

Jardine Cycle & Carriage, Ltd.	5,500	91,945

Keppel Corp., Ltd.	17,800	71,032

Keppel Infrastructure Trust	106,657	41,947

Mapletree Industrial Trust	18,060	36,867

Mapletree Logistics Trust	30,900	46,336

Olam International, Ltd.	33,100	41,726

Oversea-Chinese Banking Corp., Ltd.	14,700	128,505

Raffles Medical Group, Ltd.	38,400	39,058

Sea, Ltd. ADR(2)	565	194,117

Sembcorp Industries, Ltd.	21,400	31,939

Singapore Airlines, Ltd.(1)(2)	14,800	57,010

Singapore Exchange, Ltd.	7,000	50,237

Singapore Post, Ltd.	26,100	12,688

Singapore Technologies Engineering, Ltd.	19,500	55,377

Singapore Telecommunications, Ltd.	42,000	77,920

Suntec Real Estate Investment Trust	27,000	29,893

United Overseas Bank, Ltd.	4,500	89,452

Venture Corp., Ltd.	5,000	69,842

Wilmar International, Ltd.	58,400	186,713

		$1,728,043

Spain — 4.3%

Acerinox S.A.	6,807	$94,769

Aena SME S.A.(2)(3)	685	112,502

Almirall S.A.(1)	5,540	82,384

Amadeus IT Group S.A.(2)	5,033	336,697

Banco Santander S.A.(1)	70,803	268,562

Bankinter S.A.	5,974	32,893

CaixaBank S.A.	13,396	38,509

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)

Cellnex Telecom S.A.(3)	5,230	$321,643

Cia de Distribucion Integral Logista Holdings S.A.	1,300	27,706

Ebro Foods S.A.(1)	2,380	47,232

Ence Energia y Celulosa S.A.(1)(2)	8,328	21,433

Faes Farma S.A.	13,215	53,833

Fluidra S.A.	2,164	82,650

Grifols S.A.(1)	6,503	148,949

Iberdrola S.A.	27,670	327,037

Indra Sistemas S.A.(2)	3,340	40,395

Industria de Diseno Textil S.A.(1)	10,118	366,517

Laboratorios Farmaceuticos Rovi S.A.	473	33,186

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	5,974	11,994

Merlin Properties Socimi S.A.	19,382	209,901

Pharma Mar S.A.(1)	265	20,613

Red Electrica Corp. S.A.	2,456	51,138

Repsol S.A.	32,787	419,953

Siemens Gamesa Renewable Energy S.A.(1)(2)	2,569	69,711

Viscofan S.A.	825	56,414

Zardoya Otis S.A.	7,399	59,494

		$3,336,115

Sweden — 4.6%

Alfa Laval AB	2,000	$85,790

Arjo AB, Class B	8,801	120,022

Assa Abloy AB, Class B	2,883	84,595

Atlas Copco AB, Class A(1)	751	48,363

Avanza Bank Holding AB	5,229	207,882

Axfood AB(1)	2,453	60,143

BillerudKorsnas AB	2,548	53,370

BioGaia AB, Class B	921	56,802

Castellum AB(1)	6,400	170,583

Dometic Group AB(3)	2,511	36,624

Electrolux AB, Series B	1,760	40,044

Epiroc AB, Class A(1)	2,897	72,082

Essity AB, Class B	6,715	217,510

Evolution AB(3)	903	146,595

Fabege AB	7,085	119,924

Fingerprint Cards AB, Class B(1)(2)	20,825	49,840

Getinge AB, Class B	2,649	118,548

Holmen AB, Class B	2,532	112,411

Husqvarna AB, Class B	3,790	54,011

ICA Gruppen AB(1)	1,559	80,669

Industrivarden AB, Class A	64	2,111

Investor AB, Class B	4,544	104,848

JM AB	2,031	82,289

Security	Shares	Value

Sweden (continued)

Lundin Energy AB	4,713	$186,133

Mycronic AB	2,681	62,215

Nibe Industrier AB, Class B	6,124	91,086

Securitas AB, Class B(1)	1,900	31,477

Skanska AB, Class B	1,238	31,477

Spotify Technology S.A.(2)	772	223,417

Svenska Cellulosa AB SCA, Class B	9,048	141,376

Svenska Handelsbanken AB, Class A(1)	4,221	48,383

Swedish Orphan Biovitrum AB(2)	2,203	59,867

Tele2 AB, Class B(1)	4,040	57,099

Telefonaktiebolaget LM Ericsson, Class B	16,748	182,811

Telia Co. AB(1)	10,233	40,306

Thule Group AB(3)	822	47,496

Vitrolife AB	1,099	71,526

Wallenstam AB, Class B	3,540	62,132

Wihlborgs Fastigheter AB	1,734	41,110

		$3,502,967

Switzerland — 9.0%

Allreal Holding AG	346	$73,177

ALSO Holding AG(2)	375	111,287

Baloise Holding AG	396	63,107

Banque Cantonale Vaudoise	570	45,892

Belimo Holding AG	140	81,394

BKW AG	330	43,721

Cembra Money Bank AG	670	44,725

Cie Financiere Richemont S.A.	6,338	784,330

Comet Holding AG	287	106,790

DKSH Holding AG	773	61,960

dormakaba Holding AG	68	50,402

Ems-Chemie Holding AG	72	71,419

Forbo Holding AG	26	50,583

Geberit AG(2)	221	172,590

Givaudan S.A.	74	348,683

Helvetia Holding AG	425	50,571

Implenia AG(2)	883	18,009

Ina Invest Holding AG(2)	176	3,552

Inficon Holding AG	86	110,347

Intershop Holding AG	78	48,788

Kuehne & Nagel International AG	464	146,137

Landis+Gyr Group AG	1,111	76,379

Logitech International S.A.	2,351	196,668

Mobilezone Holding AG	4,644	62,492

Nestle S.A.	7,334	967,407

Novartis AG	3,902	322,745

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)

Partners Group Holding AG	75	$131,022

Roche Holding AG PC(2)	1,212	469,521

Roche Holding AG, Bearer Shares	130	55,916

Schindler Holding AG	219	56,223

Schindler Holding AG PC	353	91,917

Schweiter Technologies AG	26	37,338

SGS S.A.(2)	23	68,092

SIG Combibloc Group AG	3,912	102,309

Sika AG	1,308	443,124

Stadler Rail AG(1)	954	41,899

Swatch Group AG (The)	155	42,663

Swiss Life Holding AG	264	144,821

Swiss Prime Site AG	1,328	135,013

Swisscom AG(2)	445	242,313

Tecan Group AG	86	52,692

UBS Group AG	8,639	157,253

Valora Holding AG(2)	245	46,626

VAT Group AG(3)	206	98,474

Zehnder Group AG	691	74,379

Zur Rose Group AG(1)(2)	90	32,012

Zurich Insurance Group AG(2)	683	302,720

		$6,939,482

United Kingdom — 8.8%

3i Group PLC	3,933	$73,449

abrdn PLC	8,792	30,562

Admiral Group PLC	1,052	41,325

Assura PLC	34,782	34,678

AstraZeneca PLC	2,948	368,799

Atlantica Sustainable Infrastructure PLC	1,400	55,090

Auto Trader Group PLC(3)	12,550	104,045

Avast PLC(3)	12,144	92,937

Aviva PLC	11,882	64,114

BAE Systems PLC	8,600	64,845

Bellway PLC	608	27,587

Berkeley Group Holdings PLC	509	30,361

BHP Group PLC	7,729	204,135

Big Yellow Group PLC	2,400	48,525

BP PLC	49,126	235,358

British American Tobacco PLC	3,774	131,276

BT Group PLC(2)	20,087	38,162

Bunzl PLC	1,400	51,744

Burberry Group PLC	1,532	40,489

Cairn Energy PLC	43,432	108,433

Compass Group PLC(2)	5,483	116,353

Security	Shares	Value

United Kingdom (continued)

Croda International PLC	489	$63,292

Derwent London PLC	1,020	47,181

Direct Line Insurance Group PLC	9,041	36,136

Diversified Energy Co. PLC	103,611	163,675

Essentra PLC	5,799	23,096

Experian PLC	1,492	68,410

Farfetch, Ltd., Class A(2)	500	19,605

Ferguson PLC	689	103,669

Fresnillo PLC	4,030	47,427

Future PLC	1,398	67,444

GlaxoSmithKline PLC	12,470	258,888

Grainger PLC	6,665	28,032

Great Portland Estates PLC	4,065	40,648

Halma PLC	5,460	221,421

Hikma Pharmaceuticals PLC	1,344	44,301

Howden Joinery Group PLC	5,263	66,252

HSBC Holdings PLC	31,013	186,859

Intertek Group PLC	543	36,364

Land Securities Group PLC	6,288	59,073

Lloyds Banking Group PLC	63,432	43,412

London Stock Exchange Group PLC	726	70,672

LondonMetric Property PLC	11,374	40,680

Marks & Spencer Group PLC(2)	30,532	76,750

Mondi PLC	3,379	84,386

Moneysupermarket.com Group PLC	13,551	39,342

National Grid PLC	16,891	216,265

NCC Group PLC	21,199	72,069

Next PLC	582	63,432

Ocado Group PLC(2)	1,421	35,071

Pearson PLC	5,346	43,990

Pennon Group PLC	4,784	76,307

Persimmon PLC	2,761	102,870

Phoenix Group Holdings PLC	5,262	47,245

Primary Health Properties PLC	12,669	26,608

QinetiQ Group PLC	8,311	30,667

Reckitt Benckiser Group PLC	1,454	118,040

RELX PLC	3,168	98,231

Rentokil Initial PLC	5,526	44,478

Rightmove PLC	13,046	123,318

Rio Tinto PLC	3,415	212,930

Royal Dutch Shell PLC, Class A	8,657	198,322

Royal Mail PLC	6,900	39,777

S4 Capital PLC(2)	5,993	59,518

Safestore Holdings PLC	3,803	62,516

Sage Group PLC (The)	15,349	149,277

Segro PLC	8,635	152,620

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

Severn Trent PLC	3,397	$127,225

Shaftesbury PLC(1)	2,388	20,382

Spectris PLC	815	41,934

Spirax-Sarco Engineering PLC	358	76,422

Taylor Wimpey PLC	12,334	26,096

Tritax Big Box REIT PLC	37,589	115,678

Unilever PLC(5)	2,896	155,033

Unilever PLC(5)	2,083	111,528

United Utilities Group PLC	9,445	134,243

Vodafone Group PLC	79,033	116,483

		$6,797,857

Total Common Stocks (identified cost $60,331,563)		$76,515,782

Short-Term Investments — 3.0%
Affiliated Fund — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(6)	221,857	$221,857

Total Affiliated Fund (identified cost $221,857)		$221,857

Securities Lending Collateral — 2.7%
Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(7)	2,115,682	$2,115,682

Total Securities Lending Collateral (identified cost $2,115,682)		$2,115,682

Total Short-Term Investments (identified cost $2,337,539)		$2,337,539

Total Investments — 102.3% (identified cost $62,669,102)		$78,853,321

Other Assets, Less Liabilities — (2.3)%		$(1,766,305)

Net Assets — 100.0%		$77,087,016

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at October 31, 2021. The aggregate market value of securities on loan at October 31, 2021 was $5,914,310.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $3,285,795 or 4.3% of the Portfolio’s net assets.

(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 7).

(5)	Securities are traded on separate exchanges for the same entity.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	11.0%	$8,491,738

Consumer Discretionary	11.0	8,456,432

Financials	10.8	8,339,815

Information Technology	10.5	8,085,414

Health Care	9.8	7,524,353

Consumer Staples	9.5	7,287,858

Materials	9.1	7,013,790

Communication Services	7.8	6,021,756

Real Estate	7.6	5,870,450

Utilities	6.9	5,349,147

Energy	5.3	4,075,029

Short-Term Investments	3.0	2,337,539

Total Investments	102.3%	$78,853,321

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value including $5,914,310 of securities on loan (identified cost, $62,273,220)	$78,454,895

Affiliated investments, at value (identified cost, $395,882)	398,426

Foreign currency, at value (identified cost, $121,973)	122,131

Dividends receivable	103,572

Dividends receivable from affiliated investments	3,297

Receivable for investments sold	34,509

Securities lending income receivable	4,406

Tax reclaims receivable	192,089

Total assets	$79,313,325

Liabilities

Collateral for securities loaned	$2,115,682

Payable to affiliates:

Investment adviser fee	32,331

Trustees’ fees	341

Accrued expenses	77,955

Total liabilities	$2,226,309

Net Assets applicable to investors’ interest in Portfolio	$77,087,016

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Statement of Operations

Investment Income	Year Ended October 31, 2021

Dividends (net of foreign taxes, $293,417)	$2,160,798

Dividends from affiliated investments (net of foreign taxes, $1,154)	6,554

Securities lending income, net	53,625

Total investment income	$2,220,977

Expenses

Investment adviser fee	$371,000

Trustees’ fees and expenses	4,120

Custodian fee	70,447

Legal and accounting services	52,991

Miscellaneous	6,846

Total expenses	$505,404

Net investment income	$1,715,573

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(643,490)

Investment transactions — affiliated investments	1

Foreign currency transactions	4,325

Net realized loss	$(639,164)

Change in unrealized appreciation (depreciation) —

Investments	$17,468,764

Investments — affiliated investments	7,207

Foreign currency	(7,326)

Net change in unrealized appreciation (depreciation)	$17,468,645

Net realized and unrealized gain	$16,829,481

Net increase in net assets from operations	$18,545,054

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$1,715,573	$1,123,205

Net realized loss	(639,164)	(545,875)

Net change in unrealized appreciation (depreciation)	17,468,645	(4,821,882)

Net increase (decrease) in net assets from operations	$18,545,054	$(4,244,552)

Capital transactions —

Contributions	$4,433,462	$4,925,657

Withdrawals	(5,907,437)	(11,718,737)

Net decrease in net assets from capital transactions	$(1,473,975)	$(6,793,080)

Net increase (decrease) in net assets	$17,071,079	$(11,037,632)

Net Assets

At beginning of year	$60,015,937	$71,053,569

At end of year	$77,087,016	$60,015,937

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.68%	0.69%	0.74%	0.71%	0.68%

Net investment income	2.31%	1.74%	2.53%	1.90%	2.30%

Portfolio Turnover	23%	10%	37%	30%	26%

Total Return	31.20%	(5.07)%	11.59%	(5.77)%	22.05%

Net assets, end of year (000’s omitted)	$77,087	$60,016	$71,054	$68,042	$75,680

32	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 50.7% and 49.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

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October 31, 2021

Notes to Financial Statements — continued

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.500%

$1 billion but less than $2.5 billion	0.475%

$2.5 billion but less than $5 billion	0.455%

$5 billion and over	0.440%

For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $371,000 or 0.50% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $16,898,367 and $16,680,228, respectively, for the year ended October 31, 2021.

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Tax-Managed International Equity Portfolio

October 31, 2021

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,161,936

Gross unrealized appreciation	$19,246,106

Gross unrealized depreciation	(3,554,721)

Net unrealized appreciation	$15,691,385

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2021.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At October 31, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,914,310 and $6,384,903, respectively. Collateral received was comprised of cash of $2,115,682 and U.S. government and/or agencies securities of $4,269,221. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$2,115,682	$—	$—	$—	$2,115,682

The carrying amount of the liability for collateral for securities loaned at October 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2021.

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Tax-Managed International Equity Portfolio

October 31, 2021

Notes to Financial Statements — continued

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At October 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $398,426, which represents 0.5% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$7,207	$176,569	$6,379	32,200

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	137,978	6,228,241	(6,144,363)	1	—	221,857	175	221,857

Totals				$1	$7,207	$398,426	$6,554

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$1,112,904	$22,093,615		$—	$23,206,519

Developed Europe	897,168	50,691,747		—	51,588,915

Developed Middle East	245,294	1,475,054		—	1,720,348

Total Common Stocks	$2,255,366	$74,260,416	*	$—	$76,515,782

Short-Term Investments —

Affiliated Fund	$—	$221,857		$—	$221,857

Securities Lending Collateral	2,115,682	—		—	2,115,682

Total Investments	$4,371,048	$74,482,273		$—	$78,853,321

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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Tax-Managed International Equity Portfolio

October 31, 2021

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2021 is not presented.

8  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

37

Tax-Managed International Equity Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 17, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Parametric

Tax-Managed International Equity Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review

Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Parametric

Tax-Managed International Equity Fund

October 31, 2021

Management and Organization

Fund Management.   The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

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Parametric

Tax-Managed International Equity Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President of the Trust	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Also Vice President of CRM.

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

41

Parametric

Tax-Managed International Equity Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

42

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

43

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

44

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Investment Adviser and Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$36,100	$36,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,975	$15,975
All Other Fees(3)	$0	$0

Total	$52,075	$52,075

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$15,975	$15,975
Eaton Vance(1)	$51,800	$51,800

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Morgan Stanley

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2021

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 23, 2021